Share-Based Compensation - Schedule of Share-Based Compensation, Stock Options, Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Awards, Beginning balance	8,069,866
Number of Awards, Options granted		2,421,000
Number of Awards, Options exercised		(1,656,930)
Number of Awards, Options forfeited and cancelled		(152,675)
Number of Awards, Ending balance	8,681,261	8,069,866
Number of Awards, Exercisable	3,367,783
Number of Awards Exercisable and expected to be exercisable	8,349,271
Weighted Average Exercise Price, Beginning balance	$ 5.00
Weighted Average Exercise Price, Options granted		$ 20.22
Weighted Average Exercise Price, Options exercised		2.70
Weighted Average Exercise Price, Options forfeited and cancelled		7.69
Weighted Average Exercise Price, Ending balance	9.58	$ 5.00
Weighted Average Exercise Price Exercisable	3.53
Weighted Average Exercise Price Exercisable and expected to be exercisable	$ 9.35
Weighted Average Remaining Contractual Term, Outstanding	7 years 5 months 9 days	7 years 1 month 28 days
Weighted Average Remaining Contractual Term, Exercisable	5 years 4 months 24 days
Weighted Average Remaining Contractual Term, Exercisable and expected to be exercisable	7 years 4 months 13 days
Aggregate Intrinsic Value, Outstanding		$ 111,178	$ 38,541
Aggregate Intrinsic Value, Exercisable		63,506
Aggregate Intrinsic Value, Exercisable and expected to be exercisable		$ 108,885